Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001033969_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated May 1, 2011 (as supplemented October 11, 2011)

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	0.90%
Other Expenses	0.32%
Service Fee	0.01%

Total Annual Fund Operating Expenses	1.23%

(1)	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$125	$390	$676	$1,489

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS

Class I | COHEN & STEERS GLOBAL REALTY SHARES, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Class I | COHEN & STEERS GLOBAL REALTY SHARES, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001033969_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated May 1, 2011 (as supplemented October 11, 2011)

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	0.90%
Other Expenses	0.32%
Service Fee	0.01%

Total Annual Fund Operating Expenses	1.23%

(1)	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$125	$390	$676	$1,489

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.